OTHER COMPREHENSIVE INCOME/( LOSS) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	¥ 2,042,927,138
Net current-period other comprehensive loss	(14,148,803)	$ (2,051,384)	¥ (3,705,740)	¥ (19,714,207)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	1,488,887,969	215,868,464	2,042,927,138
Foreign currency translation adjustments
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	39,089,244		45,586,647	65,300,854
Net current-period other comprehensive loss	(11,361,872)		(6,497,403)	(19,714,207)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	27,727,372	4,020,091	39,089,244	45,586,647
Unrealized gains(losses) on available-for-sale investments
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	2,791,663
Net current-period other comprehensive loss	(2,786,931)		2,791,663
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	4,732	685	2,791,663
Total
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	41,880,907		45,586,647	65,300,854
Net current-period other comprehensive loss	(14,148,803)		(3,705,740)	(19,714,207)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	¥ 27,732,104	$ 4,020,776	¥ 41,880,907	¥ 45,586,647